Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Regan Total Return Income Fund NAV
Account Value	$ 12,949	$ 11,743	$ 11,253	$ 11,472
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Regan Total Return Income Fund NAV
Account Value	$ 13,083	11,831	11,307	11,496
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 9,501	8,516	8,461	9,907
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 9,501	$ 8,516	$ 8,461	$ 9,907